Variable Interest Entities (Details) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Variable Interest Entities
Minimum expected life of consolidated VIEs	20 years	20 years